American Century Investments®
Quarterly Portfolio Holdings
NT Diversified Bond Fund
December 31, 2019

NT Diversified Bond - Schedule of Investments
DECEMBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 33.4%
U.S. Treasury Bonds, 5.00%, 5/15/37	1,500,000	2,121,813
U.S. Treasury Bonds, 3.50%, 2/15/39(1)	12,000,000	14,371,224
U.S. Treasury Bonds, 3.125%, 11/15/41	28,000,000	31,735,619
U.S. Treasury Bonds, 3.00%, 5/15/42	28,500,000	31,681,732
U.S. Treasury Bonds, 2.875%, 5/15/43	15,200,000	16,546,525
U.S. Treasury Bonds, 3.125%, 8/15/44(1)	1,000,000	1,136,598
U.S. Treasury Bonds, 2.50%, 2/15/45	29,000,000	29,564,823
U.S. Treasury Bonds, 3.00%, 11/15/45	4,000,000	4,470,986
U.S. Treasury Bonds, 3.375%, 11/15/48	38,000,000	45,813,237
U.S. Treasury Bonds, 2.25%, 8/15/49	27,000,000	26,169,388
U.S. Treasury Bonds, 2.375%, 11/15/49	7,200,000	7,169,603
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	14,084,700	14,226,531
U.S. Treasury Notes, 1.50%, 5/31/20	10,000,000	9,994,891
U.S. Treasury Notes, 1.50%, 8/31/21	5,000,000	4,991,821
U.S. Treasury Notes, 2.625%, 12/15/21	10,000,000	10,197,552
U.S. Treasury Notes, 1.875%, 1/31/22	40,000,000	40,229,583
U.S. Treasury Notes, 2.375%, 3/15/22	46,000,000	46,787,840
U.S. Treasury Notes, 1.75%, 6/15/22	20,000,000	20,076,114
U.S. Treasury Notes, 1.50%, 9/15/22	66,000,000	65,824,689
U.S. Treasury Notes, 1.875%, 9/30/22	50,000,000	50,365,938
U.S. Treasury Notes, 1.625%, 11/15/22	70,000,000	70,022,682
U.S. Treasury Notes, 2.00%, 11/30/22	15,000,000	15,164,141
U.S. Treasury Notes, 1.50%, 3/31/23	10,000,000	9,959,281
U.S. Treasury Notes, 1.25%, 8/31/24	101,000,000	98,993,144
U.S. Treasury Notes, 1.50%, 11/30/24	5,500,000	5,450,991
U.S. Treasury Notes, 2.125%, 11/30/24	9,000,000	9,176,971
U.S. Treasury Notes, 2.625%, 12/31/25	16,000,000	16,766,191
U.S. Treasury Notes, 1.625%, 9/30/26	27,000,000	26,651,569
U.S. Treasury Notes, 1.625%, 10/31/26	10,000,000	9,865,209
U.S. Treasury Notes, 1.625%, 11/30/26	22,100,000	21,797,617
U.S. Treasury Notes, 3.125%, 11/15/28	47,500,000	52,202,868
U.S. Treasury Notes, 1.625%, 8/15/29	10,000,000	9,736,162
U.S. Treasury Notes, 1.75%, 11/15/29	9,000,000	8,858,318
TOTAL U.S. TREASURY SECURITIES (Cost $806,594,679)		828,121,651
CORPORATE BONDS — 28.8%
Aerospace and Defense — 0.1%
United Technologies Corp., 6.05%, 6/1/36	730,000	994,193
United Technologies Corp., 5.70%, 4/15/40	1,420,000	1,910,988
		2,905,181
Automobiles — 0.8%
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	5,110,000	5,110,416
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	1,150,000	1,152,160
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	4,280,000	4,480,856

Ford Motor Credit Co. LLC, 2.98%, 8/3/22	1,200,000	1,201,660
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	2,220,000	2,242,877
General Motors Co., 5.15%, 4/1/38	1,500,000	1,533,708
General Motors Financial Co., Inc., 3.20%, 7/6/21	3,110,000	3,152,994
General Motors Financial Co., Inc., 5.25%, 3/1/26	1,480,000	1,643,631
		20,518,302
Banks — 6.9%
Banco Santander SA, 3.50%, 4/11/22	2,600,000	2,670,720
Bank of America Corp., 4.10%, 7/24/23	4,160,000	4,439,602
Bank of America Corp., MTN, 4.20%, 8/26/24	2,299,000	2,469,228
Bank of America Corp., MTN, 4.00%, 1/22/25	5,140,000	5,483,479
Bank of America Corp., MTN, 5.00%, 1/21/44	830,000	1,080,144
Bank of America Corp., MTN, VRN, 2.37%, 7/21/21	3,070,000	3,076,959
Bank of America Corp., MTN, VRN, 2.33%, 10/1/21	4,310,000	4,323,407
Bank of America Corp., MTN, VRN, 3.82%, 1/20/28	3,020,000	3,250,388
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48	1,230,000	1,494,800
Bank of America Corp., VRN, 3.00%, 12/20/23	3,664,000	3,754,102
Bank of Montreal, MTN, 3.30%, 2/5/24	2,578,000	2,686,819
Barclays Bank plc, 5.14%, 10/14/20	2,290,000	2,338,096
BNP Paribas SA, VRN, 2.82%, 11/19/25(2)	5,750,000	5,816,765
BPCE SA, 3.00%, 5/22/22(2)	2,060,000	2,098,168
BPCE SA, 5.15%, 7/21/24(2)	1,870,000	2,052,169
Citibank N.A., 3.65%, 1/23/24	2,600,000	2,752,554
Citigroup, Inc., 2.90%, 12/8/21	4,000,000	4,066,015
Citigroup, Inc., 2.75%, 4/25/22	4,320,000	4,387,282
Citigroup, Inc., 4.05%, 7/30/22	1,400,000	1,463,169
Citigroup, Inc., 3.20%, 10/21/26	1,200,000	1,244,826
Citigroup, Inc., VRN, 3.52%, 10/27/28	4,050,000	4,262,390
Cooperatieve Rabobank UA, 3.95%, 11/9/22	3,180,000	3,325,104
Discover Bank, 3.35%, 2/6/23	1,850,000	1,909,517
Discover Bank, 3.45%, 7/27/26	3,730,000	3,873,395
Fifth Third BanCorp., 4.30%, 1/16/24	750,000	805,957
Fifth Third BanCorp., 2.375%, 1/28/25	4,070,000	4,075,520
Fifth Third Bank, 2.875%, 10/1/21	1,830,000	1,857,687
HSBC Holdings plc, 2.95%, 5/25/21	4,917,000	4,979,574
HSBC Holdings plc, 4.30%, 3/8/26	3,420,000	3,723,800
HSBC Holdings plc, 4.375%, 11/23/26	3,100,000	3,358,193
HSBC Holdings plc, VRN, 3.26%, 3/13/23	1,520,000	1,554,748
HSBC Holdings plc, VRN, 2.63%, 11/7/25	2,700,000	2,710,060
Huntington Bancshares, Inc., 2.30%, 1/14/22	2,380,000	2,392,837
JPMorgan Chase & Co., 2.55%, 3/1/21	2,850,000	2,872,128
JPMorgan Chase & Co., 4.625%, 5/10/21	4,680,000	4,843,675
JPMorgan Chase & Co., 3.875%, 9/10/24	1,370,000	1,466,510
JPMorgan Chase & Co., 3.125%, 1/23/25	2,750,000	2,870,806
JPMorgan Chase & Co., VRN, 4.02%, 12/5/24	3,880,000	4,137,442
JPMorgan Chase & Co., VRN, 3.54%, 5/1/28	1,600,000	1,699,380
JPMorgan Chase & Co., VRN, 3.70%, 5/6/30	1,300,000	1,399,721
JPMorgan Chase & Co., VRN, 3.88%, 7/24/38	1,400,000	1,548,341
JPMorgan Chase & Co., VRN, 3.96%, 11/15/48	2,050,000	2,323,466

JPMorgan Chase & Co., VRN, 3.90%, 1/23/49	1,800,000	2,022,390
PNC Bank N.A., 3.80%, 7/25/23	1,150,000	1,208,175
PNC Bank N.A., 2.70%, 10/22/29	3,300,000	3,297,485
PNC Bank N.A., VRN, 2.03%, 12/9/22	4,590,000	4,596,193
Regions Financial Corp., 2.75%, 8/14/22	2,370,000	2,412,432
Regions Financial Corp., 3.80%, 8/14/23	1,830,000	1,937,172
Royal Bank of Canada, 2.15%, 10/26/20	2,590,000	2,595,165
Royal Bank of Scotland Group plc, VRN, 3.75%, 11/1/29	3,200,000	3,267,414
Synchrony Bank, 3.00%, 6/15/22	1,400,000	1,427,238
U.S. Bancorp, MTN, 3.60%, 9/11/24	1,910,000	2,029,758
Wells Fargo & Co., 3.07%, 1/24/23	1,860,000	1,898,971
Wells Fargo & Co., 4.125%, 8/15/23	760,000	807,228
Wells Fargo & Co., 3.00%, 4/22/26	2,800,000	2,878,550
Wells Fargo & Co., 5.61%, 1/15/44	2,566,000	3,376,522
Wells Fargo & Co., MTN, 2.60%, 7/22/20	6,920,000	6,947,086
Wells Fargo & Co., MTN, 4.65%, 11/4/44	1,555,000	1,826,254
Wells Fargo & Co., MTN, 4.75%, 12/7/46	640,000	767,387
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/28	1,100,000	1,169,034
Wells Fargo & Co., MTN, VRN, 2.88%, 10/30/30	3,300,000	3,322,139
		170,725,536
Beverages — 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	3,860,000	4,572,048
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	3,790,000	4,390,897
		8,962,945
Biotechnology — 1.2%
AbbVie, Inc., 2.90%, 11/6/22	3,240,000	3,306,967
AbbVie, Inc., 3.60%, 5/14/25	3,110,000	3,282,425
AbbVie, Inc., 3.20%, 11/21/29(2)	6,130,000	6,239,937
AbbVie, Inc., 4.40%, 11/6/42	1,790,000	1,935,686
AbbVie, Inc., 4.25%, 11/21/49(2)	2,300,000	2,430,960
Amgen, Inc., 2.65%, 5/11/22	4,880,000	4,953,998
Amgen, Inc., 4.66%, 6/15/51	1,533,000	1,803,135
Gilead Sciences, Inc., 4.40%, 12/1/21	1,490,000	1,554,768
Gilead Sciences, Inc., 3.65%, 3/1/26	4,230,000	4,552,146
		30,060,022
Capital Markets — 1.7%
Credit Suisse Group AG, VRN, 2.59%, 9/11/25(2)	1,610,000	1,615,574
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	2,540,000	2,664,666
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	6,500,000	6,836,542
Goldman Sachs Group, Inc. (The), VRN, 2.88%, 10/31/22	1,450,000	1,470,558
Goldman Sachs Group, Inc. (The), VRN, 3.27%, 9/29/25	2,000,000	2,070,091
Goldman Sachs Group, Inc. (The), VRN, 3.81%, 4/23/29	1,860,000	1,993,891
Morgan Stanley, 2.75%, 5/19/22	800,000	814,658
Morgan Stanley, 5.00%, 11/24/25	3,370,000	3,795,721
Morgan Stanley, MTN, 3.70%, 10/23/24	2,450,000	2,602,759
Morgan Stanley, MTN, 4.00%, 7/23/25	7,990,000	8,645,842
Morgan Stanley, MTN, VRN, 3.77%, 1/24/29	2,550,000	2,743,649
Morgan Stanley, VRN, 3.97%, 7/22/38	920,000	1,021,167
UBS Group AG, 3.49%, 5/23/23(2)	4,800,000	4,939,737

UBS Group AG, 4.125%, 9/24/25(2)	950,000	1,033,312
		42,248,167
Chemicals — 0.2%
CF Industries, Inc., 4.50%, 12/1/26(2)	2,230,000	2,427,630
CF Industries, Inc., 5.15%, 3/15/34	1,610,000	1,802,153
		4,229,783
Commercial Services and Supplies — 0.2%
Republic Services, Inc., 3.55%, 6/1/22	1,910,000	1,973,040
Waste Connections, Inc., 3.50%, 5/1/29	2,130,000	2,255,656
Waste Management, Inc., 4.15%, 7/15/49	1,630,000	1,862,174
		6,090,870
Consumer Finance — 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	3,700,000	3,879,492
Ally Financial, Inc., 3.875%, 5/21/24	1,780,000	1,868,261
Capital One Bank USA N.A., 3.375%, 2/15/23	1,580,000	1,632,453
Capital One Financial Corp., 3.80%, 1/31/28	3,550,000	3,815,728
Synchrony Financial, 2.85%, 7/25/22	2,230,000	2,257,278
		13,453,212
Diversified Consumer Services — 0.1%
George Washington University (The), 3.55%, 9/15/46	960,000	989,984
Leland Stanford Junior University (The), 3.46%, 5/1/47	670,000	715,683
		1,705,667
Diversified Financial Services — 0.4%
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	4,550,000	4,591,296
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	2,550,000	2,593,767
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	1,300,000	1,301,254
Voya Financial, Inc., 5.70%, 7/15/43	1,900,000	2,377,537
		10,863,854
Diversified Telecommunication Services — 1.1%
AT&T, Inc., 3.875%, 8/15/21	2,780,000	2,864,372
AT&T, Inc., 3.40%, 5/15/25	4,780,000	5,010,464
AT&T, Inc., 2.95%, 7/15/26	2,650,000	2,702,587
AT&T, Inc., 3.80%, 2/15/27	1,200,000	1,279,796
AT&T, Inc., 4.10%, 2/15/28	1,300,000	1,414,036
AT&T, Inc., 5.15%, 11/15/46	2,971,000	3,553,040
Orange SA, 4.125%, 9/14/21	722,000	748,251
Telefonica Emisiones SA, 5.46%, 2/16/21	1,590,000	1,650,334
Verizon Communications, Inc., 2.625%, 8/15/26	2,250,000	2,284,494
Verizon Communications, Inc., 4.75%, 11/1/41	1,490,000	1,801,630
Verizon Communications, Inc., 5.01%, 8/21/54	2,170,000	2,793,684
		26,102,688
Electric Utilities — 1.4%
AEP Transmission Co. LLC, 3.75%, 12/1/47	970,000	1,042,348
American Electric Power Co., Inc., 3.20%, 11/13/27	1,050,000	1,083,161
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	1,550,000	1,645,353
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	1,460,000	1,568,711
Commonwealth Edison Co., 3.20%, 11/15/49	690,000	686,789
Duke Energy Corp., 3.55%, 9/15/21	1,250,000	1,276,991
Duke Energy Corp., 2.65%, 9/1/26	1,540,000	1,547,107

Duke Energy Florida LLC, 6.35%, 9/15/37	463,000	648,056
Duke Energy Florida LLC, 3.85%, 11/15/42	1,410,000	1,530,388
Duke Energy Progress LLC, 3.25%, 8/15/25	1,000,000	1,050,310
Duke Energy Progress LLC, 4.15%, 12/1/44	500,000	564,362
Duke Energy Progress LLC, 3.70%, 10/15/46	515,000	550,464
Exelon Corp., 5.15%, 12/1/20	1,276,000	1,301,667
Exelon Corp., 4.45%, 4/15/46	1,400,000	1,571,659
Exelon Generation Co. LLC, 4.25%, 6/15/22	1,250,000	1,307,293
Exelon Generation Co. LLC, 5.60%, 6/15/42	410,000	469,389
FirstEnergy Corp., 4.25%, 3/15/23	1,260,000	1,328,388
FirstEnergy Transmission LLC, 4.55%, 4/1/49(2)	1,250,000	1,430,669
Florida Power & Light Co., 4.125%, 2/1/42	930,000	1,065,722
Florida Power & Light Co., 3.15%, 10/1/49	1,160,000	1,172,510
MidAmerican Energy Co., 4.40%, 10/15/44	2,100,000	2,474,280
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	2,210,000	2,347,409
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(2)	1,520,000	1,588,130
Oncor Electric Delivery Co. LLC, 3.10%, 9/15/49	1,160,000	1,150,062
Potomac Electric Power Co., 3.60%, 3/15/24	1,010,000	1,064,172
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	970,000	1,002,080
Southwestern Public Service Co., 3.70%, 8/15/47	930,000	978,145
Xcel Energy, Inc., 3.35%, 12/1/26	1,000,000	1,049,375
		34,494,990
Energy Equipment and Services — 0.1%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29	1,733,000	1,780,570
Entertainment — 0.1%
Activision Blizzard, Inc., 2.30%, 9/15/21	1,780,000	1,789,204
Equity Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp., 3.375%, 10/15/26	833,000	865,926
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	625,000	652,384
Boston Properties LP, 3.65%, 2/1/26	2,410,000	2,553,249
Crown Castle International Corp., 5.25%, 1/15/23	2,474,000	2,687,838
Essex Portfolio LP, 3.25%, 5/1/23	1,220,000	1,253,499
Essex Portfolio LP, 3.00%, 1/15/30	1,110,000	1,123,157
GLP Capital LP / GLP Financing II, Inc., 5.75%, 6/1/28	1,140,000	1,297,004
Kilroy Realty LP, 3.80%, 1/15/23	1,670,000	1,730,837
Kimco Realty Corp., 2.80%, 10/1/26	2,130,000	2,140,493
Public Storage, 3.39%, 5/1/29	1,710,000	1,815,830
Service Properties Trust, 4.65%, 3/15/24	1,480,000	1,541,665
Simon Property Group LP, 2.45%, 9/13/29	1,880,000	1,850,283
Ventas Realty LP, 4.125%, 1/15/26	720,000	771,139
		20,283,304
Food and Staples Retailing — 0.2%
Kroger Co. (The), 3.30%, 1/15/21	2,610,000	2,643,913
Kroger Co. (The), 3.875%, 10/15/46	1,390,000	1,360,147
Walmart, Inc., 4.05%, 6/29/48	1,220,000	1,443,359
		5,447,419
Gas Utilities — 0.1%
Dominion Energy Gas Holdings LLC, 3.00%, 11/15/29	3,480,000	3,470,396
Health Care Equipment and Supplies — 0.3%
Becton Dickinson and Co., 3.73%, 12/15/24	3,360,000	3,561,148

DH Europe Finance II Sarl, 3.40%, 11/15/49	1,480,000	1,509,694
Medtronic, Inc., 3.50%, 3/15/25	1,609,000	1,724,188
Medtronic, Inc., 4.375%, 3/15/35	1,131,000	1,339,205
		8,134,235
Health Care Providers and Services — 1.3%
Anthem, Inc., 3.65%, 12/1/27	1,400,000	1,482,059
Anthem, Inc., 4.65%, 1/15/43	960,000	1,082,247
CommonSpirit Health, 2.95%, 11/1/22	860,000	876,089
CVS Health Corp., 3.50%, 7/20/22	2,820,000	2,910,963
CVS Health Corp., 2.75%, 12/1/22	1,345,000	1,366,910
CVS Health Corp., 4.30%, 3/25/28	3,250,000	3,549,408
CVS Health Corp., 4.78%, 3/25/38	1,510,000	1,714,260
Duke University Health System, Inc., 3.92%, 6/1/47	2,150,000	2,396,839
HCA, Inc., 4.125%, 6/15/29	4,670,000	4,957,969
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	895,000	972,846
Northwell Healthcare, Inc., 4.26%, 11/1/47	1,090,000	1,170,709
Stanford Health Care, 3.80%, 11/15/48	885,000	957,309
UnitedHealth Group, Inc., 2.875%, 12/15/21	1,480,000	1,509,601
UnitedHealth Group, Inc., 2.875%, 3/15/22	1,950,000	1,987,861
UnitedHealth Group, Inc., 3.75%, 7/15/25	2,640,000	2,851,058
UnitedHealth Group, Inc., 4.75%, 7/15/45	1,450,000	1,782,670
Universal Health Services, Inc., 4.75%, 8/1/22(2)	1,850,000	1,873,112
		33,441,910
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 4.70%, 12/9/35	1,070,000	1,268,152
McDonald's Corp., MTN, 3.625%, 9/1/49	1,230,000	1,252,576
		2,520,728
Household Durables — 0.3%
D.R. Horton, Inc., 2.55%, 12/1/20	1,260,000	1,265,757
D.R. Horton, Inc., 5.75%, 8/15/23	650,000	718,465
D.R. Horton, Inc., 2.50%, 10/15/24	2,140,000	2,141,973
Lennar Corp., 4.75%, 4/1/21	1,880,000	1,925,721
Toll Brothers Finance Corp., 4.35%, 2/15/28	1,940,000	2,027,974
		8,079,890
Insurance — 0.9%
American International Group, Inc., 4.125%, 2/15/24	4,170,000	4,477,600
American International Group, Inc., 4.50%, 7/16/44	1,400,000	1,612,760
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	1,410,000	1,448,453
Berkshire Hathaway Finance Corp., 4.20%, 8/15/48	2,000,000	2,363,573
Chubb INA Holdings, Inc., 3.15%, 3/15/25	1,770,000	1,862,181
Chubb INA Holdings, Inc., 3.35%, 5/3/26	155,000	164,807
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	1,380,000	1,803,545
Hartford Financial Services Group, Inc. (The), 3.60%, 8/19/49	1,268,000	1,306,942
Markel Corp., 4.90%, 7/1/22	1,400,000	1,489,261
Markel Corp., 3.50%, 11/1/27	1,200,000	1,242,689
MetLife, Inc., 4.125%, 8/13/42	450,000	512,755
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)	1,790,000	1,841,886
Prudential Financial, Inc., 3.94%, 12/7/49	1,712,000	1,865,859
WR Berkley Corp., 4.625%, 3/15/22	1,100,000	1,159,973
		23,152,284

Internet and Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd., 3.60%, 11/28/24	3,500,000	3,685,707
eBay, Inc., 2.15%, 6/5/20	1,390,000	1,391,061
		5,076,768
IT Services — 0.5%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	3,780,000	3,910,566
Fiserv, Inc., 3.50%, 7/1/29	1,235,000	1,298,818
Global Payments, Inc., 3.20%, 8/15/29	2,460,000	2,513,991
Mastercard, Inc., 3.65%, 6/1/49	1,265,000	1,402,985
Western Union Co. (The), 2.85%, 1/10/25	2,760,000	2,769,856
		11,896,216
Media — 1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	2,560,000	2,819,992
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	3,910,000	4,883,111
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	460,000	484,202
Comcast Corp., 6.40%, 5/15/38	790,000	1,112,413
Comcast Corp., 4.60%, 10/15/38	3,430,000	4,086,607
Comcast Corp., 4.75%, 3/1/44	3,650,000	4,440,533
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	1,300,000	1,348,128
TEGNA, Inc., 5.125%, 7/15/20	992,000	995,472
ViacomCBS, Inc., 3.125%, 6/15/22	1,260,000	1,286,537
ViacomCBS, Inc., 4.25%, 9/1/23	1,840,000	1,959,532
ViacomCBS, Inc., 4.375%, 3/15/43	1,500,000	1,589,742
		25,006,269
Metals and Mining — 0.3%
Minera Mexico SA de CV, 4.50%, 1/26/50(2)	4,900,000	5,002,581
Steel Dynamics, Inc., 3.45%, 4/15/30	1,440,000	1,457,989
		6,460,570
Multi-Utilities — 0.5%
CenterPoint Energy, Inc., 4.25%, 11/1/28	2,030,000	2,203,367
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	880,000	952,620
Dominion Energy, Inc., 4.90%, 8/1/41	2,210,000	2,591,100
NiSource, Inc., 5.65%, 2/1/45	1,310,000	1,671,474
Sempra Energy, 2.875%, 10/1/22	1,220,000	1,242,927
Sempra Energy, 3.25%, 6/15/27	1,700,000	1,750,348
Sempra Energy, 4.00%, 2/1/48	1,000,000	1,052,862
		11,464,698
Oil, Gas and Consumable Fuels — 3.7%
Cimarex Energy Co., 4.375%, 6/1/24	2,100,000	2,217,938
CNOOC Finance Ltd., 4.25%, 1/26/21	5,000,000	5,099,541
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	1,030,000	1,102,143
Concho Resources, Inc., 4.375%, 1/15/25	2,310,000	2,386,041
Continental Resources, Inc., 4.375%, 1/15/28	2,160,000	2,297,990
Diamondback Energy, Inc., 3.50%, 12/1/29	3,910,000	3,986,049
Ecopetrol SA, 5.875%, 5/28/45	690,000	815,708
Enbridge, Inc., 3.125%, 11/15/29	2,890,000	2,927,665
Encana Corp., 6.50%, 2/1/38	2,280,000	2,691,502
Energy Transfer Operating LP, 4.15%, 10/1/20	1,220,000	1,233,083
Energy Transfer Operating LP, 7.50%, 10/15/20	1,090,000	1,132,924

Energy Transfer Operating LP, 4.25%, 3/15/23	2,400,000	2,507,128
Energy Transfer Operating LP, 5.25%, 4/15/29	2,500,000	2,807,879
Energy Transfer Operating LP, 4.90%, 3/15/35	1,600,000	1,680,202
Energy Transfer Operating LP, 6.50%, 2/1/42	420,000	499,296
Energy Transfer Operating LP, 6.00%, 6/15/48	860,000	1,002,196
Enterprise Products Operating LLC, 5.20%, 9/1/20	4,180,000	4,267,281
Enterprise Products Operating LLC, 4.85%, 3/15/44	3,550,000	4,123,652
EOG Resources, Inc., 4.10%, 2/1/21	1,440,000	1,474,973
Equinor ASA, 3.25%, 11/18/49	1,610,000	1,622,217
Hess Corp., 6.00%, 1/15/40	970,000	1,145,601
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	950,000	971,687
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	2,729,000	3,465,053
MPLX LP, 5.25%, 1/15/25(2)	1,900,000	1,994,423
MPLX LP, 4.875%, 6/1/25	3,280,000	3,582,337
MPLX LP, 4.50%, 4/15/38	1,080,000	1,098,267
MPLX LP, 5.20%, 3/1/47	1,270,000	1,371,433
Newfield Exploration Co., 5.75%, 1/30/22	1,180,000	1,254,785
ONEOK, Inc., 3.40%, 9/1/29	1,960,000	1,992,775
Petroleos Mexicanos, 6.00%, 3/5/20	306,000	308,482
Petroleos Mexicanos, 4.875%, 1/24/22	870,000	902,026
Petroleos Mexicanos, 3.50%, 1/30/23	130,000	131,029
Petroleos Mexicanos, 4.625%, 9/21/23	1,800,000	1,883,547
Petroleos Mexicanos, 6.50%, 3/13/27	1,500,000	1,596,851
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	51,397
Phillips 66, 4.30%, 4/1/22	1,981,000	2,079,270
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	2,240,000	2,298,376
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	5,170,000	5,821,049
Shell International Finance BV, 2.375%, 8/21/22	1,800,000	1,824,069
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	2,970,000	3,020,667
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	2,650,000	2,740,843
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	570,000	582,724
Williams Cos., Inc. (The), 4.125%, 11/15/20	2,550,000	2,580,639
Williams Cos., Inc. (The), 4.55%, 6/24/24	2,090,000	2,255,990
		90,828,728
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(2)	2,100,000	2,158,466
Pharmaceuticals — 0.7%
Allergan Finance LLC, 3.25%, 10/1/22	2,210,000	2,258,418
Allergan Funding SCS, 3.85%, 6/15/24	2,557,000	2,685,420
Bristol-Myers Squibb Co., 3.25%, 8/15/22(2)	2,490,000	2,572,648
Bristol-Myers Squibb Co., 3.625%, 5/15/24(2)	850,000	898,156
Bristol-Myers Squibb Co., 3.875%, 8/15/25(2)	3,650,000	3,948,582
Bristol-Myers Squibb Co., 4.25%, 10/26/49(2)	930,000	1,102,142
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	3,910,000	3,932,220
		17,397,586
Road and Rail — 0.6%
Ashtead Capital, Inc., 4.125%, 8/15/25(2)	2,500,000	2,576,038
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	1,075,000	1,315,321
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	750,000	877,889

Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	2,880,000	3,264,144
CSX Corp., 3.25%, 6/1/27	2,830,000	2,974,220
Union Pacific Corp., 3.60%, 9/15/37	860,000	896,565
Union Pacific Corp., 3.84%, 3/20/60(2)	1,190,000	1,208,940
Union Pacific Corp., MTN, 3.55%, 8/15/39	980,000	1,019,288
		14,132,405
Semiconductors and Semiconductor Equipment — 0.1%
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(2)	1,950,000	2,023,460
Software — 0.6%
Microsoft Corp., 2.70%, 2/12/25	5,000,000	5,167,503
Microsoft Corp., 3.45%, 8/8/36	2,200,000	2,408,756
Microsoft Corp., 4.25%, 2/6/47	2,000,000	2,449,612
Oracle Corp., 2.50%, 10/15/22	1,635,000	1,665,097
Oracle Corp., 3.625%, 7/15/23	1,990,000	2,104,212
		13,795,180
Specialty Retail — 0.3%
Home Depot, Inc. (The), 3.75%, 2/15/24	1,500,000	1,601,418
Home Depot, Inc. (The), 3.00%, 4/1/26	1,640,000	1,713,984
Home Depot, Inc. (The), 5.95%, 4/1/41	1,860,000	2,625,202
Home Depot, Inc. (The), 3.90%, 6/15/47	1,120,000	1,265,386
		7,205,990
Technology Hardware, Storage and Peripherals — 0.9%
Apple, Inc., 2.75%, 1/13/25	1,330,000	1,373,927
Apple, Inc., 2.50%, 2/9/25	4,970,000	5,061,047
Apple, Inc., 2.45%, 8/4/26	1,900,000	1,926,646
Apple, Inc., 2.90%, 9/12/27	2,010,000	2,093,118
Dell International LLC / EMC Corp., 5.45%, 6/15/23(2)	3,470,000	3,763,786
Dell International LLC / EMC Corp., 6.02%, 6/15/26(2)	6,560,000	7,550,356
		21,768,880
Trading Companies and Distributors†
International Lease Finance Corp., 5.875%, 8/15/22	860,000	936,802
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 3.125%, 7/16/22	1,065,000	1,090,272
Rogers Communications, Inc., 3.70%, 11/15/49	1,160,000	1,172,320
		2,262,592
TOTAL CORPORATE BONDS (Cost $677,619,386)		712,875,767
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 27.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.9%
FHLMC, VRN, 4.58%, (1-year H15T1Y plus 2.25%), 9/1/35	347,591	367,831
FHLMC, VRN, 4.50%, (12-month LIBOR plus 1.86%), 7/1/36	1,131,565	1,191,163
FHLMC, VRN, 4.18%, (1-year H15T1Y plus 2.14%), 10/1/36	1,058,419	1,119,447
FHLMC, VRN, 4.71%, (1-year H15T1Y plus 2.25%), 4/1/37	860,378	909,447
FHLMC, VRN, 4.44%, (12-month LIBOR plus 1.80%), 2/1/38	312,450	329,195
FHLMC, VRN, 4.89%, (12-month LIBOR plus 1.84%), 6/1/38	221,857	233,907
FHLMC, VRN, 4.53%, (12-month LIBOR plus 1.88%), 7/1/40	87,667	92,531
FHLMC, VRN, 3.89%, (12-month LIBOR plus 1.78%), 9/1/40	194,710	204,466
FHLMC, VRN, 4.77%, (12-month LIBOR plus 1.88%), 5/1/41	57,052	59,870
FHLMC, VRN, 4.04%, (12-month LIBOR plus 1.87%), 7/1/41	790,153	833,157
FHLMC, VRN, 2.73%, (12-month LIBOR plus 1.65%), 12/1/42	928,737	959,053

FHLMC, VRN, 4.73%, (12-month LIBOR plus 1.64%), 2/1/43	152,895	157,639
FHLMC, VRN, 4.51%, (12-month LIBOR plus 1.63%), 5/1/43	96,496	99,629
FHLMC, VRN, 4.43%, (12-month LIBOR plus 1.65%), 6/1/43	124,094	128,296
FHLMC, VRN, 4.50%, (12-month LIBOR plus 1.62%), 6/1/43	3,006	3,102
FHLMC, VRN, 2.84%, (12-month LIBOR plus 1.63%), 1/1/44	2,026,182	2,053,977
FHLMC, VRN, 3.18%, (12-month LIBOR plus 1.62%), 6/1/44	1,020,935	1,040,967
FHLMC, VRN, 4.11%, (12-month LIBOR plus 1.60%), 10/1/44	1,016,573	1,045,468
FHLMC, VRN, 2.57%, (12-month LIBOR plus 1.60%), 6/1/45	1,573,939	1,592,932
FHLMC, VRN, 2.35%, (12-month LIBOR plus 1.63%), 8/1/46	3,356,164	3,396,758
FHLMC, VRN, 3.06%, (12-month LIBOR plus 1.64%), 9/1/47	5,422,559	5,507,147
FNMA, VRN, 3.82%, (6-month LIBOR plus 1.57%), 6/1/35	994,402	1,030,415
FNMA, VRN, 3.84%, (6-month LIBOR plus 1.57%), 6/1/35	1,260,296	1,305,631
FNMA, VRN, 3.92%, (6-month LIBOR plus 1.57%), 6/1/35	510,200	528,442
FNMA, VRN, 3.93%, (6-month LIBOR plus 1.57%), 6/1/35	164,566	170,433
FNMA, VRN, 3.88%, (6-month LIBOR plus 1.54%), 9/1/35	918,592	951,775
FNMA, VRN, 4.37%, (1-year H15T1Y plus 2.16%), 3/1/38	1,002,763	1,057,291
FNMA, VRN, 4.82%, (12-month LIBOR plus 1.69%), 1/1/40	46,927	49,508
FNMA, VRN, 3.61%, (12-month LIBOR plus 1.79%), 8/1/40	124,052	130,044
FNMA, VRN, 3.87%, (12-month LIBOR plus 1.77%), 10/1/40	412,772	432,511
FNMA, VRN, 4.27%, (12-month LIBOR plus 1.75%), 8/1/41	146,435	152,929
FNMA, VRN, 4.54%, (12-month LIBOR plus 1.55%), 3/1/43	380,681	393,358
FNMA, VRN, 2.32%, (12-month LIBOR plus 1.59%), 8/1/45	513,490	518,627
FNMA, VRN, 2.63%, (12-month LIBOR plus 1.60%), 4/1/46	2,760,722	2,799,955
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	4,299,990	4,383,349
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	1,574,636	1,606,150
FNMA, VRN, 3.17%, (12-month LIBOR plus 1.61%), 4/1/47	3,308,174	3,371,423
FNMA, VRN, 2.95%, (12-month LIBOR plus 1.62%), 5/1/47	1,645,234	1,671,719
FNMA, VRN, 3.24%, (12-month LIBOR plus 1.62%), 5/1/47	3,970,724	4,053,131
FNMA, VRN, 2.89%, (12-month LIBOR plus 1.61%), 10/1/47	2,352,809	2,388,269
		48,320,942
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 25.3%
FHLMC, 7.00%, 9/1/27	149	165
FHLMC, 6.50%, 1/1/28	237	264
FHLMC, 7.00%, 2/1/28	39	43
FHLMC, 6.50%, 3/1/29	1,487	1,653
FHLMC, 6.50%, 6/1/29	1,655	1,840
FHLMC, 7.00%, 8/1/29	175	190
FHLMC, 6.50%, 5/1/31	1,423	1,582
FHLMC, 6.50%, 6/1/31	69	76
FHLMC, 6.50%, 6/1/31	167	186
FHLMC, 5.50%, 12/1/33	17,830	19,625
FHLMC, 6.00%, 2/1/38	155,731	178,868
FHLMC, 5.50%, 4/1/38	83,121	93,386
FHLMC, 6.00%, 5/1/38	127,297	144,174
FHLMC, 6.00%, 8/1/38	20,924	23,371
FHLMC, 5.50%, 9/1/38	632,998	701,696
FHLMC, 3.00%, 2/1/43	9,350,006	9,631,105
FHLMC, 4.50%, 5/1/47	12,021,832	12,718,812
FHLMC, 3.50%, 12/1/47	3,712,208	3,860,236

FHLMC, 4.00%, 9/1/48	18,950,886	19,747,817
FHLMC, 4.00%, 10/1/48	3,165,522	3,298,494
FHLMC, 4.00%, 10/1/48	24,576,233	25,571,162
FHLMC, 3.50%, 4/1/49	22,059,429	22,786,060
FHLMC, 3.50%, 10/1/49	39,314,519	40,501,829
FNMA, 6.50%, 1/1/26	1,082	1,202
FNMA, 7.00%, 12/1/27	299	323
FNMA, 7.50%, 4/1/28	1,820	1,989
FNMA, 7.00%, 5/1/28	1,702	1,749
FNMA, 7.00%, 6/1/28	30	30
FNMA, 6.50%, 1/1/29	248	277
FNMA, 6.50%, 4/1/29	758	842
FNMA, 7.00%, 7/1/29	153	153
FNMA, 7.50%, 7/1/29	1,231	1,266
FNMA, 7.50%, 9/1/30	551	638
FNMA, 5.00%, 7/1/31	1,436,011	1,546,200
FNMA, 7.00%, 9/1/31	2,585	2,719
FNMA, 6.50%, 1/1/32	895	994
FNMA, 6.50%, 8/1/32	3,777	4,248
FNMA, 5.50%, 6/1/33	11,455	12,750
FNMA, 5.50%, 7/1/33	64,681	72,173
FNMA, 5.50%, 8/1/33	25,285	28,434
FNMA, 5.50%, 9/1/33	38,093	42,852
FNMA, 5.00%, 11/1/33	141,439	155,998
FNMA, 6.00%, 12/1/33	480,056	550,230
FNMA, 5.50%, 1/1/34	34,178	38,431
FNMA, 3.50%, 3/1/34	2,078,010	2,152,745
FNMA, 5.50%, 12/1/34	41,814	46,729
FNMA, 4.50%, 1/1/35	148,340	159,531
FNMA, 5.00%, 8/1/35	56,082	61,767
FNMA, 5.00%, 2/1/36	440,187	485,519
FNMA, 5.50%, 7/1/36	24,945	27,572
FNMA, 5.50%, 2/1/37	11,314	12,691
FNMA, 6.00%, 4/1/37	113,925	130,477
FNMA, 6.00%, 7/1/37	283,440	324,665
FNMA, 6.00%, 8/1/37	190,935	218,286
FNMA, 6.50%, 8/1/37	11,870	13,140
FNMA, 6.00%, 9/1/37	175,847	197,554
FNMA, 6.00%, 11/1/37	67,177	76,952
FNMA, 5.50%, 2/1/38	446,061	498,317
FNMA, 5.50%, 2/1/38	89,593	100,399
FNMA, 5.50%, 6/1/38	179,864	201,739
FNMA, 5.00%, 1/1/39	116,092	127,116
FNMA, 4.50%, 2/1/39	374,367	406,091
FNMA, 5.50%, 3/1/39	375,398	422,642
FNMA, 4.50%, 4/1/39	274,048	300,482
FNMA, 4.50%, 5/1/39	706,145	772,488
FNMA, 6.50%, 5/1/39	98,975	112,163
FNMA, 4.50%, 6/1/39	387,436	420,578

FNMA, 5.00%, 8/1/39	379,397	418,329
FNMA, 4.50%, 9/1/39	1,328,515	1,464,113
FNMA, 4.50%, 10/1/39	1,228,295	1,352,495
FNMA, 5.00%, 4/1/40	1,084,299	1,197,115
FNMA, 5.00%, 4/1/40	1,780,164	1,926,139
FNMA, 5.00%, 6/1/40	1,679,250	1,850,663
FNMA, 4.00%, 10/1/40	1,326,395	1,429,793
FNMA, 4.50%, 11/1/40	1,168,846	1,272,404
FNMA, 4.00%, 8/1/41	2,389,820	2,565,409
FNMA, 4.50%, 9/1/41	1,110,077	1,206,019
FNMA, 3.50%, 10/1/41	1,836,458	1,934,873
FNMA, 3.50%, 12/1/41	6,899,020	7,270,674
FNMA, 4.00%, 12/1/41	3,446,570	3,694,362
FNMA, 5.00%, 1/1/42	3,811,284	4,202,867
FNMA, 3.50%, 2/1/42	3,572,740	3,764,811
FNMA, 3.50%, 5/1/42	1,486,730	1,566,818
FNMA, 3.50%, 6/1/42	1,528,869	1,617,232
FNMA, 3.50%, 8/1/42	7,671,341	8,083,800
FNMA, 3.50%, 9/1/42	2,433,872	2,565,000
FNMA, 3.50%, 8/1/43	3,028,704	3,176,028
FNMA, 3.50%, 5/1/45	6,215,129	6,515,623
FNMA, 3.50%, 11/1/45	6,473,092	6,759,148
FNMA, 3.50%, 11/1/45	6,409,137	6,692,484
FNMA, 4.00%, 11/1/45	7,200,033	7,551,104
FNMA, 4.00%, 2/1/46	6,174,660	6,533,908
FNMA, 3.50%, 3/1/46	7,192,370	7,484,857
FNMA, 4.00%, 4/1/46	15,844,163	16,769,362
FNMA, 3.50%, 5/1/46	7,648,041	7,965,179
FNMA, 3.00%, 11/1/46	33,538,967	34,338,264
FNMA, 3.50%, 2/1/47	15,365,458	16,106,985
FNMA, 6.50%, 8/1/47	4,238	4,545
FNMA, 6.50%, 9/1/47	8,581	9,175
FNMA, 6.50%, 9/1/47	412	441
FNMA, 6.50%, 9/1/47	4,511	4,823
FNMA, 3.50%, 10/1/47	16,115,670	16,753,473
FNMA, 3.00%, 4/1/48	18,495,485	18,984,584
FNMA, 4.00%, 6/1/48	17,360,607	18,124,285
FNMA, 4.50%, 7/1/48	22,372,554	23,689,984
FNMA, 4.50%, 2/1/49	10,056,906	10,625,927
FNMA, 3.50%, 4/1/49	10,274,027	10,605,812
FNMA, 3.50%, 4/1/49	21,597,096	22,227,562
FNMA, 3.50%, 9/1/49	2,359,068	2,428,848
GNMA, 2.50%, TBA	25,500,000	25,610,566
GNMA, 3.00%, TBA	53,300,000	54,717,607
GNMA, 7.00%, 11/15/22	416	429
GNMA, 7.00%, 4/20/26	169	188
GNMA, 7.50%, 8/15/26	357	396
GNMA, 8.00%, 8/15/26	157	170
GNMA, 7.50%, 5/15/27	196	199

GNMA, 8.00%, 6/15/27	375	376
GNMA, 7.00%, 2/15/28	185	186
GNMA, 7.50%, 2/15/28	128	128
GNMA, 6.50%, 3/15/28	489	539
GNMA, 7.00%, 4/15/28	130	130
GNMA, 6.50%, 5/15/28	2,222	2,453
GNMA, 7.00%, 12/15/28	235	236
GNMA, 7.00%, 5/15/31	1,893	2,176
GNMA, 6.00%, 7/15/33	537,863	614,873
GNMA, 4.50%, 8/15/33	535,995	576,151
GNMA, 5.00%, 3/20/36	61,680	68,372
GNMA, 5.00%, 4/20/36	122,473	135,704
GNMA, 5.00%, 5/20/36	205,048	227,182
GNMA, 5.50%, 1/15/39	624,352	692,229
GNMA, 6.00%, 1/20/39	25,998	29,732
GNMA, 6.00%, 2/20/39	164,390	187,900
GNMA, 4.50%, 6/15/39	1,547,283	1,692,266
GNMA, 5.50%, 9/15/39	60,359	66,881
GNMA, 5.00%, 10/15/39	741,927	827,007
GNMA, 4.50%, 1/15/40	641,846	698,181
GNMA, 4.00%, 11/20/40	2,027,363	2,150,996
GNMA, 4.00%, 12/15/40	657,479	700,358
GNMA, 4.50%, 6/15/41	549,088	601,040
GNMA, 4.50%, 7/20/41	841,100	909,068
GNMA, 3.50%, 4/20/42	4,382,237	4,631,630
GNMA, 3.50%, 6/20/42	9,486,176	10,025,082
GNMA, 3.50%, 7/20/42	1,749,281	1,848,478
GNMA, 3.50%, 4/20/43	2,650,074	2,798,191
GNMA, 3.50%, 4/20/46	8,884,164	9,253,179
GNMA, 2.50%, 7/20/46	9,436,042	9,480,371
GNMA, 2.50%, 2/20/47	4,539,588	4,560,877
UMBS, 3.50%, TBA	24,000,000	24,677,488
UMBS, 4.00%, TBA	26,240,000	27,287,739
		626,827,846
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $668,455,452)		675,148,788
ASSET-BACKED SECURITIES — 5.2%
Argent Securities, Inc., Series 2004-W8, Class M1, VRN, 2.62%, (1-month LIBOR plus 0.83%), 5/25/34	4,745,756	4,757,054
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	2,316,211	2,319,064
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(2)	5,495,145	5,737,764
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	931,881	929,449
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)	1,980,060	1,988,500
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 2.59%, (1-month LIBOR plus 0.85%), 12/17/36(2)	11,193,815	11,165,970
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 2.44%, (1-month LIBOR plus 0.70%), 3/17/37(2)	15,763,116	15,652,172
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 2.82%, (1-month LIBOR plus 1.08%), 6/17/37(2)	10,525,000	10,476,188
Invitation Homes Trust, Series 2018-SFR3, Class A, VRN, 2.74%, (1-month LIBOR plus 1.00%), 7/17/37(2)	15,541,050	15,568,200
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, VRN, 2.75%, 7/25/59(2)	3,193,886	3,210,119
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(2)	978,268	977,205
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	944,365	944,049
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	1,763,029	1,752,016

MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(2)	4,347,870	4,357,916
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(2)	6,823,559	7,015,345
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(2)	7,815,489	7,858,112
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(2)	6,995,602	7,134,661
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)	1,093,216	1,102,164
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(2)	1,385,343	1,392,701
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A SEQ, 3.50%, 6/20/35(2)	3,620,416	3,678,374
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A SEQ, 2.59%, 5/20/36(2)	5,710,295	5,717,276
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 2/25/55(2)	1,621,667	1,640,394
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 4/25/57(2)	3,171,330	3,195,604
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(2)	6,330,402	6,370,471
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(2)	2,063,487	2,098,884
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	3,055,783	3,049,696
TOTAL ASSET-BACKED SECURITIES (Cost $129,377,778)		130,089,348
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.8%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(2)	4,000,000	4,142,647
Benchmark Mortgage Trust, Series 2018-B1, Class AM, VRN, 3.88%, 1/15/51	5,789,000	6,200,123
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 2/10/47	5,000,000	5,364,923
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/10/47	5,500,000	5,861,069
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	7,625,000	8,052,274
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 3/10/48	9,000,000	9,391,756
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 2/10/49	3,000,000	3,284,816
Commercial Mortgage Trust, Series 2015-LC21, Class AM, VRN, 4.04%, 7/10/48	5,000,000	5,338,633
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(2)	5,000,000	5,154,820
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	7,500,000	7,816,021
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/15/47	6,250,000	6,542,587
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	5,000,000	5,261,638
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	5,300,000	5,404,246
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	6,300,000	6,406,125
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	4,000,000	4,200,562
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	5,000,000	5,216,095
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $91,266,228)		93,638,335
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.2%
Private Sponsor Collateralized Mortgage Obligations — 2.4%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 4.05%, 3/25/35	1,310,009	1,338,503
Agate Bay Mortgage Loan Trust, Series 2014-3, Class A2, VRN, 3.50%, 11/25/44(2)	1,453,567	1,480,674
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 12/25/45(2)	2,298,955	2,312,757
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(2)	3,382,517	3,444,879
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.78%, 6/25/34	1,132,288	1,142,717
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.99%, 2/25/35	222,722	227,302
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.96%, 11/25/34	782,381	779,151
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.00%, 9/25/37	113,472	117,420
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.15%, 8/25/34	486,700	476,814
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.88%, 8/25/34	1,868,203	1,889,545
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.61%, 8/25/35	122,937	126,431
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.55%, (1-year H15T1Y plus 2.15%), 9/25/35	1,183,906	1,191,196
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	91,810	94,175
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	6,212	6,124

Credit Suisse First Boston Mortgage-Backed Trust, Series 2004-AR6, Class 2A1, VRN, 4.10%, 10/25/34	110,786	111,583
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(2)	2,228,480	2,267,207
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.97%, 10/25/34	1,067,689	1,074,387
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.01%, 8/25/35	277,030	289,829
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 4.04%, 6/25/34	308,790	308,590
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 4.69%, 5/25/34	963,013	992,202
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 4.02%, 1/25/35	756,528	765,485
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.27%, 9/25/35	936,016	963,544
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1, VRN, 4.46%, 9/25/35	1,363,868	1,389,546
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.52%, 9/25/35	919,258	942,110
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.11%, 7/25/35	90,784	92,055
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.21%, 8/25/35	186,675	184,608
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.45%, 4/25/35	207,438	212,529
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(2)	519,648	520,033
JPMorgan Mortgage Trust, Series 2018-6, Class 1A4 SEQ, VRN, 3.50%, 12/25/48(2)	2,664,034	2,684,622
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.70%, 11/21/34	820,725	843,800
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.93%, 11/25/35	1,740,312	1,761,982
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 4.36%, 2/25/35	814,140	824,896
New Residential Mortgage Loan Trust, Series 2017-1A, Class A1, VRN, 4.00%, 2/25/57(2)	1,365,992	1,425,806
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(2)	3,074,617	3,225,722
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.29%, (1-month LIBOR plus 1.50%), 6/25/57(2)	3,842,665	3,901,124
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 10/25/47(2)	3,310,338	3,383,692
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(2)	3,298,972	3,389,584
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(2)	3,274,395	3,301,023
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(2)	2,470,451	2,492,997
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(2)	2,479,430	2,469,259
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.16%, 7/25/34	448,198	455,600
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.53%, (1-month LIBOR plus 0.74%), 9/25/34	2,180,886	2,161,032
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	50,000	51,211
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 4.42%, 3/25/35	1,980,261	1,968,905
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.08%, 5/25/35	540,437	541,206
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.26%, 1/25/38	135,170	133,023
		59,756,880
U.S. Government Agency Collateralized Mortgage Obligations — 0.8%
FHLMC, Series 2016-DNA4, Class M2, VRN, 3.09%, (1-month LIBOR plus 1.30%), 3/25/29	1,371,499	1,374,548
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.14%, (1-month LIBOR plus 1.35%), 3/25/29	2,106,024	2,114,354
FHLMC, Series 2017-DNA2, Class M1, VRN, 2.99%, (1-month LIBOR plus 1.20%), 10/25/29	2,621,315	2,631,187
FHLMC, Series 2019-DNA3, Class M2, VRN, 3.84%, (1-month LIBOR plus 2.05%), 7/25/49(2)	4,750,000	4,776,605
FHLMC, Series 3397, Class GF, VRN, 2.24%, (1-month LIBOR plus 0.50%), 12/15/37	1,324,962	1,328,241
FHLMC, Series KF29, Class A, VRN, 2.06%, (1-month LIBOR plus 0.36%), 2/25/24	1,108,811	1,105,193
FNMA, Series 2014-C02, Class 1M2, VRN, 4.39%, (1-month LIBOR plus 2.60%), 5/25/24	2,702,125	2,815,806
FNMA, Series 2014-C02, Class 2M2, VRN, 4.39%, (1-month LIBOR plus 2.60%), 5/25/24	2,386,052	2,474,490
FNMA, Series 2016-C04, Class 1M1, VRN, 3.24%, (1-month LIBOR plus 1.45%), 1/25/29	12,100	12,106
		18,632,530
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $77,747,355)		78,389,410
COLLATERALIZED LOAN OBLIGATIONS — 2.8%
Anchorage Credit Opportunities CLO 1 Ltd., Series 2019-1A, Class A1, VRN, 3.69%, (3-month LIBOR plus 1.95%), 1/20/32(2)(3)	5,250,000	5,250,000
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 2.99%, (3-month LIBOR plus 1.02%), 4/20/31(2)	6,275,000	6,197,273

CBAM Ltd., Series 2019-9A, Class A, VRN, 3.28%, (3-month LIBOR plus 1.28%), 2/12/30(2)	5,150,000	5,151,783
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 2.92%, (3-month LIBOR plus 0.98%), 4/24/31(2)	3,200,000	3,171,887
CIFC Funding Ltd., Series 2015-1A, Class ARR, VRN, 3.06%, (3-month LIBOR plus 1.11%), 1/22/31(2)	2,225,000	2,219,008
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 2.97%, (3-month LIBOR plus 0.97%), 4/18/31(2)	2,550,000	2,527,704
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.09%, (3-month LIBOR plus 1.12%), 7/20/31(2)	4,000,000	3,986,772
KKR CLO Ltd., Series 2022A, Class A, VRN, 3.12%, (3-month LIBOR plus 1.15%), 7/20/31(2)	3,700,000	3,673,094
LCM XIV LP, Series 2014A, Class AR, VRN, 3.01%, (3-month LIBOR plus 1.04%), 7/20/31(2)	2,275,000	2,259,596
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 2.98%, (3-month LIBOR plus 0.98%), 4/15/31(2)	5,875,000	5,840,768
Octagon Investment Partners 45 Ltd., Series 2019-1A, Class A, VRN, 3.16%, (3-month LIBOR plus 1.33%), 10/15/32(2)	12,950,000	12,959,790
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.15%, (3-month LIBOR plus 1.15%), 4/18/31(2)	5,885,000	5,836,723
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 3.04%, (3-month LIBOR plus 1.07%), 10/20/28(2)	5,500,000	5,502,094
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 2.91%, (3-month LIBOR plus 0.97%), 4/25/31(2)	3,000,000	2,966,950
Voya CLO Ltd., Series 2013-3A, Class A1RR, VRN, 3.15%, (3-month LIBOR plus 1.15%), 10/18/31(2)	2,575,000	2,568,733
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $70,408,603)		70,112,175
MUNICIPAL SECURITIES — 1.4%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	980,000	1,436,494
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	1,000,000	1,426,830
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	1,905,000	1,905,000
Houston GO, 3.96%, 3/1/47	820,000	908,011
Los Angeles Community College District GO, 6.75%, 8/1/49	1,330,000	2,186,906
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	1,075,000	1,427,697
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	1,165,000	1,641,275
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	470,000	668,185
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	975,000	1,531,257
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	480,000	732,898
New York City GO, 6.27%, 12/1/37	335,000	465,285
New York City Water & Sewer System Rev., 5.95%, 6/15/42	925,000	1,335,755
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	420,000	565,963
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	400,000	519,076
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	500,000	614,040
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	675,000	881,206
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	375,000	501,592
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	280,000	385,823
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	750,000	849,570
San Diego County Water Authority Rev., 6.14%, 5/1/49	460,000	653,623
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	1,100,000	1,429,417
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	765,000	1,164,644
San Jose Redevelopment Agency Successor Agency Tax Allocation, 3.375%, 8/1/34	1,085,000	1,115,977
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	920,000	1,125,914
State of California GO, 4.60%, 4/1/38	1,380,000	1,530,089
State of California GO, 7.55%, 4/1/39	450,000	722,682
State of California GO, 7.30%, 10/1/39	1,210,000	1,849,775
State of Illinois GO, 5.10%, 6/1/33	1,618,000	1,745,595
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	925,000	1,094,016
University of California Rev., 4.60%, 5/15/31	1,975,000	2,258,570
TOTAL MUNICIPAL SECURITIES (Cost $29,585,042)		34,673,165

SOVEREIGN GOVERNMENTS AND AGENCIES — 0.7%
Chile — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	920,000	938,050
Chile Government International Bond, 3.625%, 10/30/42	500,000	539,223
		1,477,273
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	2,770,000	2,861,438
Mexico†
Mexico Government International Bond, 4.15%, 3/28/27	18,000	19,314
Panama — 0.1%
Panama Government International Bond, 7.125%, 1/29/26	1,400,000	1,753,986
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	1,240,000	1,816,222
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21	1,590,000	1,626,167
Philippine Government International Bond, 5.50%, 3/30/26	3,000,000	3,560,487
Philippine Government International Bond, 6.375%, 10/23/34	730,000	1,038,847
		6,225,501
Poland — 0.1%
Republic of Poland Government International Bond, 5.125%, 4/21/21	450,000	469,373
Republic of Poland Government International Bond, 3.00%, 3/17/23	1,050,000	1,083,575
		1,552,948
Uruguay — 0.1%
Uruguay Government International Bond, 4.375%, 10/27/27	820,000	908,845
Uruguay Government International Bond, 4.125%, 11/20/45	340,000	366,668
		1,275,513
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $15,857,964)		16,982,195
U.S. GOVERNMENT AGENCY SECURITIES — 0.3%
FNMA, 6.625%, 11/15/30 (Cost $5,543,714)	4,500,000	6,410,835
BANK LOAN OBLIGATIONS(4) — 0.1%
Diversified Telecommunication Services — 0.1%
Zayo Group, LLC, 2017 Incremental Term Loan, 4.05%, (1-month LIBOR plus 2.25%), 1/19/24 (Cost $2,911,501)	2,900,000	2,913,195
PREFERRED STOCKS — 0.1%
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), 4.95% (Cost $2,060,000)	2,060,000	2,138,023
TEMPORARY CASH INVESTMENTS — 4.1%
Chariot Funding LLC, 1.63%, 1/2/20(2)(5)	11,995,000	11,993,861
Credit Agricole Corporate and Investment Bank, 1.56%, 1/2/20(2)(5)	36,174,000	36,170,927
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 3.75%, 9/15/21 - 11/15/43, valued at $44,541,777), in a joint trading account at 1.35%, dated 12/31/19, due 1/2/20 (Delivery value $43,605,692)		43,602,422
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 12/15/22, valued at $9,899,640), at 0.65%, dated 12/31/19, due 1/2/20 (Delivery value $9,705,350)		9,705,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $101,474,351)		101,472,210
TOTAL INVESTMENT SECURITIES — 111.1% (Cost $2,678,902,053)		2,752,965,097
OTHER ASSETS AND LIABILITIES(6) — (11.1)%		(275,455,012)
TOTAL NET ASSETS — 100.0%		$2,477,510,085

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,670,733	HUF	491,960,627	UBS AG	3/18/20	$(2,841)
USD	2,309,565	MXN	44,635,816	Morgan Stanley	3/18/20	(25,071)
						$(27,912)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	190	March 2020	$19,000,000	$24,400,157	$(226,365)
U.S. Treasury 10-Year Ultra Notes	2	March 2020	$200,000	281,406	(3,629)
U.S. Treasury 2-Year Notes	128	March 2020	$25,600,000	27,584,000	(4,241)
U.S. Treasury 5-Year Notes	13	March 2020	$1,300,000	1,541,922	(8,459)
U.S. Treasury Long Bonds	33	March 2020	$3,300,000	5,144,906	(116,387)
				$58,952,391	$(359,081)

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.77%	8/5/24	$25,500,000	$(649)	$98,002	$97,353

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
SEQ	-	Sequential Payer
TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

UMBS	-	Uniform Mortgage-Backed Securities
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,257,275.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $364,170,335, which represented 14.7% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(5)	The rate indicated is the yield to maturity at purchase.

(6)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	828,121,651	—
Corporate Bonds	—	712,875,767	—
U.S. Government Agency Mortgage-Backed Securities	—	675,148,788	—
Asset-Backed Securities	—	130,089,348	—
Commercial Mortgage-Backed Securities	—	93,638,335	—
Collateralized Mortgage Obligations	—	78,389,410	—
Collateralized Loan Obligations	—	70,112,175	—
Municipal Securities	—	34,673,165	—
Sovereign Governments and Agencies	—	16,982,195	—
U.S. Government Agency Securities	—	6,410,835	—
Bank Loan Obligations	—	2,913,195	—
Preferred Stocks	—	2,138,023	—
Temporary Cash Investments	—	101,472,210	—
	—	2,752,965,097	—
Other Financial Instruments
Swap Agreements	—	97,353	—

Liabilities
Other Financial Instruments
Futures Contracts	359,081	—	—
Forward Foreign Currency Exchange Contracts	—	27,912	—
	359,081	27,912	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.